Commitments and Contingencies - Time charter revenue - Operating revenue (Table) (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
June 30, 2023	$ 577,190
June 30, 2024	484,611
June 30, 2025	247,023
June 30, 2026	115,300
Thereafter	71,951
Total minimum lease revenue, net of address commissions	$ 1,496,075